As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 98.8%	Value

	Biofuel: 2.9%
28,000	Cosan SA Industria e Comercio	$320,035

	Efficiency: 36.6%
986,000	Boer Power Holdings	258,756
15,675	CENTROTEC Sustainable AG	333,288
8,302	Johnson Controls Inc.	334,488
8,920	Kingspan Group PLC	379,321
34,235	Nibe Industrier AB - B Shares	344,876
11,420	Prysmian SpA	385,753
35,670	Ricardo PLC	396,244
4,140	Schneider Electric SE	360,277
7,700	Sensata Technologies Holding*	370,139
406,000	Tianneng Power International	419,430
786,000	Wasion Group Holdings Ltd.	398,454
		3,981,026
	Geothermal: 3.2%
5,659	Ormat Technologies Inc.	345,482

	Hydro: 4.4%
22,448	Iniziative Bresciane - Inbre - SpA†	476,237

	Solar: 20.1%
20,400	Canadian Solar Inc.*	343,536
834,400	China Singyes Solar Technologies Holdings Ltd.	278,788
7,000	First Solar Inc.*	321,160
43,800	JA Solar Holdings Co., Ltd. - ADR*	333,756
12,800	Jinkosolar Holdings Co., - ADR*	319,360
32,150	SunPower Corp. - Class B*	234,373
1,008,200	Xinyi Solar Holdings Ltd.	358,799
		2,189,772
	Wind: 31.6%
20,487	Boralex Inc. - Class A	352,848
2,952,000	China Datang Corp. Renewable Power Co., Ltd. - H Shares	370,341
453,000	China Longyuan Power Group Corp. - H Shares	337,506
1,591,000	China Suntien Green Energy Corp. Ltd. - H Shares	395,123
8,100,000	Concord New Energy Group Ltd.	373,291
91,167	Good Energy Group PLC†	257,766
1,144,000	Huaneng Renewables Corp. Ltd. - H Shares	377,838
607,763	Mytrah Energy Ltd.*†	242,285
24,040	Senvion S.A.*	333,994
17,800	TPI Composites Inc.*	397,652
		3,438,644

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 98.8%	Value

	Total Common Stocks	$10,751,196
	(cost $13,157,733)

	Total Investments in Securities	10,751,196
	(cost $13,157,733): 98.8%

	Other Assets less Liabilities: 1.2%	135,966

	Net Assets: 100.0%	$10,887,162

*	Non-income producing security.
ADR - American Depository Receipt
†	The Advisor has determined these securities to be Illiquid. As of September 30, 2017, the total market value of these illiquid securities represent 9.0% of net assets.

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Australia: 2.9%
31,990	Sonic Healthcare Ltd.	$524,694

	China: 41.3%
31,000	AAC Technologies Holdings Inc.	520,662
144,500	Anhui Conch Cement Co., Ltd. - H Shares	576,217
610,000	China Construction Bank Corp. - H Shares	506,017
701,000	China Lesso Group Holdings Ltd.	478,305
152,000	China Merchants Bank Co., Ltd. - H Shares	534,129
533,500	China Minsheng Banking Corp. Ltd. - H Shares	488,998
220,000	Geely Automobile Holdings Ltd.	619,591
762,000	Lenovo Group Ltd.	420,429
1,700	NetEase Inc. - ADR	448,477
7,100	New Oriental Education & Technology Group Inc.	626,646
286,000	PICC Property & Casualty Co., Ltd. - H Shares	504,516
574,000	Shenzhen Expressway Co., Ltd. - H Shares	556,982
595,000	Sino Biopharmaceutical Ltd.	629,154
14,900	Tencent Holdings Ltd.	641,275
		7,551,398
	Hong Kong: 4.7%
380,000	Chen Hsong Holdings†	111,885
1,490,000	Li & Fung Ltd.	747,709
		859,594
	Japan: 3.3%
26,300	Relo Holdings, Inc.	600,675

	Singapore: 3.1%
36,379	DBS Group Holdings	558,377

	South Korea: 12.0%
56,100	Hanon Systems	617,156
2,225	Hyundai Mobis Co., Ltd.	466,233
5,530	KT&G Corp.	509,377
271	Samsung Electronics Co., Ltd.	606,665
		2,199,431
	Taiwan: 18.0%
57,000	Catcher Technology Co., Ltd.	531,015
120,000	Elite Material Co., Ltd.	569,846
3,500	Largan Precision Co., Ltd.	615,189
135,000	Novatek Microelectronics Corp.	507,519
2	Shin Zu Shing Co., Ltd.	5
25,000	St Shine Optical Co., Ltd.	529,284
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	535,467
		3,288,325

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Thailand: 12.1%
86,700	Electricity Generating PCL/Foreign	$610,930
219,200	Glow Energy PCL/Foreign	586,615
1,278,400	LPN Development PCL/Foreign	475,327
44,400	PTT PCL/Foreign	543,184
		2,216,056

	United States: 2.5%
8,900	QUALCOMM Inc.	461,376

	Total Common Stocks	18,259,926
	(cost $12,677,649)

	Total Investments in Securities	18,259,926
	(cost $12,677,649): 99.9%

	Other Assets less Liabilities: 0.1%	23,168

	Net Assets: 100.0%	$18,283,094

ADR - American Depository Receipt
†	The Advisor has determined this security to be Illiquid. As of September 30, 2017, the total market value of the illiquid security represent 0.6% of net assets.

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 98.2%	Value

	Australia: 7.6%
4,836	Henderson Group PLC	$166,680
8,667	JB Hi-Fi Ltd.	155,819
10,776	Sonic Healthcare Ltd.	176,746
		499,245
	China: 21.8%
10,000	AAC Technologies Holdings Inc.	167,955
207,000	China Construction Bank Corp. - H Shares	171,714
250,000	China Lilang Ltd.	208,344
51,000	China Merchants Bank Co., Ltd. - H Shares	179,214
182,400	China Minsheng Banking Corp. Ltd. - H Shares	167,185
17,000	China Mobile Ltd.	172,250
246,000	Industrial & Commercial Bank of China Ltd. - H Shares	182,652
176,300	Yangzijiang Shipbuilding Holdings Ltd.	185,859
		1,435,173
	Hong Kong: 14.5%
34,000	BOC Hong Kong Holdings Ltd.	165,177
449,000	Li & Fung Ltd.	225,316
21,500	Link REIT/The	174,222
51,000	Luk Fook Holdings International Ltd.	205,982
176,000	Pacific Textiles Holdings Ltd.	180,695
		951,392
	Japan: 3.0%
8,700	Relo Holdings Inc.	198,703

	Singapore: 7.7%
87,600	Ascendas Real Estate Investment Trust - REIT	171,784
116,000	CapitaMall Trust - REIT	171,035
10,764	DBS Group Holdings	165,216
		508,035
	South Korea: 5.8%
18,100	Hanon Systems	199,118
1,980	KT&G Corp.	182,381
		381,499

	Taiwan: 21.7%
22,000	Asustek Computer Inc.	181,012
19,000	Catcher Technology Co., Ltd.	177,005
38,000	Elite Material Co., Ltd.	180,451
52,147	Hon Hai Precision Industry Co., Ltd.	180,564
1,100	Largan Precision Co., Ltd.	193,345
48,000	Novatek Microelectronics Corp.	180,451
8,000	St Shine Optical Co., Ltd.	169,371
23,000	Taiwan Semiconductor Manufacturing Co., Ltd.	164,210
		1,426,409

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 98.2%	Value

	Thailand: 10.9%
64,800	Delta Electronics Thailand PCL/Foreign	$169,529
538,900	LPN Development PCL/Foreign	200,371
14,300	PTT PCL/Foreign	174,945
73,800	Tisco Financial Group PCL/Foreign	170,393
		715,238

	United States: 5.3%
2,100	Aflac Inc.	170,919
3,400	QUALCOMM Inc.	176,256
		347,175

	Total Common Stocks	6,462,869
	(cost $5,424,953)

	Total Investments in Securities	6,462,869
	(cost $5,424,953): 98.3%

	Other Assets less Liabilities: 1.7%	115,236

	Net Assets: 100.0%	$6,578,105

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 98.9%	Value

	Appliances: 2.8%
838,000	Haier Electronics Group Co., Ltd.	$2,042,542

	Auto/Truck Parts & Equipment: 3.8%
2,496,480	Weichai Power Co., Ltd. - H Shares	2,735,658

	Auto - Cars/Light Trucks: 3.6%
920,000	Geely Automobile Holdings Ltd.	2,591,018

	Building Products: 5.7%
590,500	Anhui Conch Cement Co., Ltd. - H Shares	2,354,713
2,610,000	China Lesso Group Holdings Ltd.	1,780,852
		4,135,565
	Casino Hotels: 3.9%
399,000	Galaxy Entertainment Group Ltd.	2,809,284

	Cellular Telecommunications: 3.0%
210,500	China Mobile Ltd.	2,132,863

	Commercial Banks: 15.8%
455,000	BOC Hong Kong Holdings Ltd.	2,210,463
2,661,670	China Construction Bank Corp. - H Shares	2,207,950
746,500	China Merchants Bank Co., Ltd. - H Shares	2,623,205
2,034,500	China Minsheng Banking Corp., Ltd.	1,864,793
3,399,330	Industrial & Commercial Bank of China Ltd. - H Shares	2,523,953
		11,430,364
	Computers: 2.7%
3,554,000	Lenovo Group Ltd.	1,960,897

	Computers Integrated Systems: 2.5%
3,369,000	PAX Global Technologies	1,794,132

	Electronic Component - Miscellaneous: 5.9%
118,500	AAC Technologies Holdings Inc.	1,990,271
8,400,000	Tongda Group Holdings Ltd.	2,247,427
		4,237,698

	Industrial Automation: 3.6%
120,900	Hollysys Automation Technologies Ltd.	2,612,649

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 98.9%	Value

	Insurance: 6.1%
1,224,000	PICC Property & Casualty Co., Ltd. - H Shares	$2,159,189
290,000	Ping An Insurance Group Company of China Ltd. - H Shares	2,225,600
		4,384,789
	Internet Application Software: 3.3%
56,100	Tencent Holdings Ltd.	2,414,463

	Internet Content - Entertainment: 2.4%
6,575	NetEase Inc. - ADR	1,734,551

	Machinery - General Industries: 1.0%
2,430,000	Chen Hsong Holdings†	715,474

	Oil Company - Exploration & Production: 3.6%
1,998,000	CNOOC Ltd.	2,578,196

	Pharmaceuticals: 6.7%
1,277,000	China Medical System Holdings	2,229,797
2,479,000	Sino Biopharmaceutical Ltd.	2,621,299
		4,851,096

	Public Thoroughfares: 3.0%
2,200,000	Shenzhen Expressway Co., Ltd. - H Shares	2,134,774

	Real Estate Operations/Development: 3.0%
676,000	China Overseas Land & Investments Ltd.	2,198,064

	Retail - Apparel/Shoe: 3.5%
3,044,000	China Lilang Ltd.	2,536,797

	Schools: 3.4%
27,900	New Oriental Education & Technology Group Inc.	2,462,454

	Semiconductor Component-Integrated Circut: 2.8%
39,600	QUALCOMM Inc.	2,052,864

	Shipbuilding: 1.7%
1,145,800	Yangzijiang Shipbuilding Holdings Ltd.	1,207,928

	Telecommunication Equipment: 2.7%
131,900	VTech Holdings Ltd.	1,921,529

	Textile-Products: 2.5%
1,742,000	Pacific Textiles Holdings Ltd.	1,788,474

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 98.9%	Value

	Total Common Stocks	$71,464,123
	(cost $51,799,818)

	Total Investments in Securities	71,464,123
	(cost $51,799,818): 98.9%

	Other Assets less Liabilities: 1.1%	778,440

	Net Assets: 100.0%	$72,242,563

 ADR - American Depository Receipt
†	The Advisor has determined this security to be Illiquid. As of September 30, 2017, the total market value of the illiquid security represent 1.0% of net assets.

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Australia: 2.6%
14,130	Sonic Healthcare Ltd.	$231,758

	China: 6.5%
81,000	ANTA Sports Products Ltd.	340,628
25,000	Hengan International Group Co.	231,387
		572,015
	Denmark: 3.1%
5,650	Novo Nordisk A/S	270,105

	France: 6.3%
3,480	Danone SA	272,981
3,190	Schneider Electric SE	277,604
		550,585
	Germany: 2.8%
2,280	Deutsche Boerse AG	247,134

	Japan: 2.4%
6,300	Japan Tobacco Inc.	206,482

	Netherlands: 5.6%
4,030	Randstad Holding NV	249,299
7,960	Royal Dutch Shell PLC - Class A	240,561
		489,860
	South Africa: 2.9%
21,080	Vodacom Group Ltd.	250,897

	Switzerland: 2.5%
850	Roche Holding AG	216,988

	United Kingdom: 16.2%
30,740	BAE Systems PLC	260,125
3,740	British American Tobacco PLC	234,142
5,110	Imperial Tobacco Group PLC	218,021
30,932	NEX Group PLC	274,391
4,390	Unilever PLC	254,069
9,880	WPP PLC	183,363
		1,424,111

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	United States: 49.0%
3,480	AbbVie Inc.	$309,233
3,120	Aflac Inc.	253,937
4,220	Arthur J Gallagher & Co.	259,741
6,810	CA Inc.	227,318
7,160	Cisco Systems Inc.	240,791
1,900	CME Group Inc.	257,792
5,240	Coca-Cola Co/The	235,852
3,350	Eaton Corp. PLC	257,246
1,260	General Dynamics Corp.	259,031
1,840	Illinois Tool Works Inc.	272,246
1,890	Johnson & Johnson	245,719
3,810	Merck & Co., Inc.	243,954
3,470	Microsoft Corp.	258,480
2,590	Procter & Gamble Co/The	235,638
1,970	United Technologies Corp.	228,678
4,080	VF Corp.	259,366
3,140	Wal-Mart Stores Inc.	245,360
		4,290,382

	Total Common Stocks	8,750,317
	(cost $6,956,590)

	Total Investments in Securities	8,750,317
	(cost $6,956,590): 99.9%

	Other Assets less Liabilities: 0.1%	11,543

	Net Assets: 100.0%	$8,761,860

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 100.6%	Value

	Advertising Services: 0.3%
10,000,000	Reabold Resources PLC*†	$120,600

	Energy - Alternate Sources: 1.9%
63,302	JA Solar Holdings Co., Ltd. - ADR*	482,361
25,300	SunPower Corp.*	184,437
		666,798
	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares*	31,150

	Oil & Gas - Drilling: 0.3%
4,183,812	Cluff Natural Resources PLC*†	109,323

	Oil & Gas - Exploration & Production: 41.9%
27,909	Apache Corp.	1,278,232
37,300	Canadian Natural Resources Ltd.	1,249,262
1,096,000	CNOOC Ltd.	1,414,266
29,500	ConocoPhillips	1,476,475
33,600	Devon Energy Corp.	1,233,456
988,710	EnQuest PLC*	367,652
27,543	Hess Corp.	1,291,491
575,230	JKX Oil & Gas PLC*†	100,205
37,386	Newfield Exploration Co.*	1,109,243
41,070	Noble Energy Inc.	1,164,745
70,000	Oasis Petroleum Inc.*	638,400
21,100	Occidental Petroleum Corp.	1,354,831
46,199	Ophir Energy PLC*	44,882
50,500	QEP Resources Inc.*	432,785
1,890,000	Sino Gas & Energy Holdings Ltd.*	136,392
249,550	SOCO International PLC	386,229
252,040	Tullow Oil PlC*	628,522
30,297	WesternZagros Resources Ltd.*	623,512
		14,930,580
	Oil & Gas - Field Services: 8.7%
26,600	Halliburton Co.	1,224,398
93,880	Helix Energy Solutions Group, Inc.*	693,773
17,100	Schlumberger Ltd.	1,192,896
		3,111,067
	Oil & Gas - Integrated: 39.5%
199,950	BP PLC	1,278,845
10,700	Chevron Corp.	1,257,250
75,080	ENI SpA	1,242,320
274,040	Gazprom OAO - ADR	1,148,228
44,801	Imperial Oil Ltd.	1,431,191

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 100.6%	Value

	Oil & Gas - Integrated: 39.5% - Continued
21,938	OMV AG	$1,278,018
2,005,000	PetroChina Co., Ltd. - H Shares	1,270,514
44,310	Royal Dutch Shell PLC - Class A	1,339,102
63,950	Statoil ASA	1,279,080
36,576	Suncor Energy, Inc.	1,281,882
23,360	Total SA	1,254,701
		14,061,131

	Oil & Gas - Pipelines and Transportation: 3.6%
30,600	Enbridge Inc.	1,280,304

	Oil Refining & Marketing: 4.3%
20,069	Valero Energy, Corp.	1,543,908

	Total Common Stocks	35,854,861
	(cost $42,529,363)

	Total Investments in Securities	35,854,861
	(cost $42,529,363): 100.6%

	Liabilities in Excess of Other Assets: (0.6%)	(204,483)

	Net Assets: 100.0%	$35,650,378

*	Non-income producing security.
ADR - American Depository Receipt
PLC - Public Limited Company
†	The Advisor has determined these securities to be Illiquid. As of September 30, 2017, the total market value of these illiquid securities represent 0.9% of net assets.

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 98.1%	Value

	Aerospace/Defense: 3.4%
27,840	Boeing Co.	$7,077,206

	Application Software: 3.4%
62,700	Check Point Software Technologies Ltd.*	7,149,054

	Athletic Footwear: 3.1%
124,500	NIKE Inc.	6,455,325

	Cable/Satellite TV: 2.8%
149,660	Comcast Corp. - Class A	5,758,917

	Commercial Services: 3.3%
107,750	Paypal Holdings, Inc.*	6,899,232

	Computers: 6.7%
107,780	Cognizant Technology Solutions Corp. - A Shares	7,818,361
306,710	Verifone Systems Inc.*	6,220,079
		14,038,440
	Diversified Manufacturing Operations: 9.7%
79,720	Danaher Corp.	6,838,382
92,450	Eaton Corp. PLC	7,099,236
44,180	Siemens AG	6,224,194
		20,161,812
	Electronic Components - Miscelanous: 2.9%
361,000	AAC Technologies Holdings Inc.	6,063,188

	Electronic Components - Semiconductor: 14.1%
300,000	Infineon Technologies AG	7,541,711
173,930	Intel Corp.	6,623,254
39,385	NVIDIA Corp.	7,040,856
7,240	Samsung Electronics Co., Ltd. - GDR	8,195,680
		29,401,501
	Enterprise Software/Services: 3.4%
64,020	SAP SE	7,013,417

	Finance - Other Services: 3.2%
98,650	Intercontinental Exchange, Inc.	6,777,255

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 98.1%	Value

	Industrial Automation/Robot: 3.3%
34,400	FANUC Corp.	$6,967,127

	Internet Content: 3.2%
39,000	Facebook Inc.*	6,663,930

	Investment Management/Advisor Service: 3.3%
669,940	WisdomTree Investments Inc.	6,819,989

	Machinery: 3.3%
28,190	Roper Industries, Inc.	6,861,446

	Metal Processors & Fabricators: 2.7%
614,000	Catcher Technology Co., Ltd.	5,720,057

	Networking Products: 3.3%
206,985	Cisco Systems Inc.	6,960,906

	Oil Company - Integrated: 3.0%
90,920	Schlumberger Ltd.	6,342,579

	Pharmaceuticals: 3.2%
130,500	Shire PLC	6,624,077

	Power Conversion/Supply Equipment: 3.2%
77,210	Schneider Electric SE	6,719,075

	Rubber-Tires: 3.5%
28,750	Continental AG	7,297,131

	Schools: 3.7%
87,500	New Oriental Education & Technology Group Inc.	7,722,750

	Semiconductor: 3.4%
137,610	Applied Materials Inc.	7,168,105

	Web Portals: 3.0%
6,490	Alphabet Inc. - A Shares*	6,319,443

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares	Common Stocks: 98.1%	Value

	Total Common Stocks	$204,981,962
	(cost $154,770,401)

	Total Investments in Securities	204,981,962
	(cost $154,770,401): 98.1%

	Other Assets less Liabilities: 1.9%	3,929,577

	Net Assets: 100.0%	$208,911,539

*	Non-income producing security.
GDR - Global Depository Receipt
PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2017 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 65.9%	Value

	Computers: 6.1%
1,000,000	Lenovo Group Ltd., 4.950%, 06/10/20	$151,959

	Diversified Operations: 6.0%
1,000,000	HNA Group International Co., Ltd., 8.000%,11/13/17	148,974

	Finance-Diversified: 6.1%
1,000,000	Shenzhen Qianhai Financial Holdings Co., Ltd., 4.550%, 10/28/17	150,329

	Finance - Leasing Company: 6.1%
1,000,000	BOC Aviation Pte. Ltd., 4.500%, 11/20/18	151,442

	Machinery: 6.1%
1,000,000	Caterpillar Financial Services Corp., 3.400%, 11/25/17	150,281

	Oil Company - Integrated: 6.0%
1,000,000	BP Capital Markets PLC, 3.650%, 02/28/19	149,561

	Real Estate Operator/Developer: 9.1%
500,000	Global Logistic Properties Ltd., 4.000%, 5/11/18	74,709
1,000,000	New World China Land Ltd., 5.500%, 02/06/18	150,685
		225,394
	Sovereign: 9.1%
500,000	China Government Bond, 3.020%, 06/27/18	74,913
1,000,000	United Kingdom Government Int'l Bond, 2.700%, 10/21/17	150,373
		225,286

	Supranational Banks: 11.4%
500,000	Asian Development Bank, 2.850%,10/21/20	73,154
700,000	International Bank of Reconstruction & Development, 3.250%, 7/23/18	104,544
710,000	International Finance Corp., 3.100%, 9/24/19	105,240
		282,938

	Total Corporate Bonds	$1,636,164
	(cost $1,713,349)

	Total Investments in Securities
	(cost $1,713,349): 65.9%	1,636,164
	China Yuan (Offshore): 37.5%	821,267
	Other Assets less Liabilities: 3.6%	26,126
	Net Assets: 100.0%	$2,483,557

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

Note 1 – Organization
Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open end management investment company. Currently, the Trust offers eight separate series: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Builder Fund (the “Asia Pacific Dividend Builder Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Dividend Builder Fund (the “Dividend Builder Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Dividend Builder Fund, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Builder Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Dividend Builder Fund began operations on March 30, 2012. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit. The Dividend Builder Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

A.
Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service provider, approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short‑term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

B.
Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from securities transactions are calculated using the identified cost method.

C.
Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The Asia Pacific Dividend Builder Fund invests primarily in dividend-producing equity securities of Asia Pacific companies. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

Note 3 – Federal Income Tax Information
At September 30, 2017, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Cost of investments	$13,157,733	$12,677,649	$5,424,953	$51,799,818
Gross unrealized appreciation	1,075,976	6,506,679	1,127,712	21,817,202
Gross unrealized depreciation	(3,482,513)	(924,402)	(89,796)	(2,152,897)
Net unrealized appreciation (depreciation) on investments	(2,406,537)	5,582,277	1,037,916	19,664,305

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$6,956,590	$42,529,363	$154,770,401	$1,713,349
Gross unrealized appreciation	1,871,300	5,256,382	57,509,014	12,769
Gross unrealized depreciation	(77,573)	(11,930,884)	(7,297,453)	(89,954)
Net unrealized appreciation (depreciation) on investments	1,793,727	(6,674,502)	50,211,561	(77,185)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Energy	$4,810,499	$-	$-	$4,810,499
Industrial	4,494,188	-	-	4,494,188
Utilities	1,446,509	-	-	1,446,509
Total Investments, at Value	10,751,196	-	-	10,751,196
Total Assets	$10,751,196	$-	$-	$10,751,196

Asia Focus Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$641,275	$-	$-	$641,275
Consumer, Cyclical	2,450,689	-	-	2,450,689
Consumer, Non-cyclical	3,376,137	-	-	3,376,137
Energy	543,184	-	-	543,184
Financial	3,668,040	-	-	3,668,040
Industrial	3,403,124	-	-	3,403,124
Technology	2,979,933	-	-	2,979,933
Utilities	1,197,544	-	-	1,197,544
Total Investments, at Value	18,259,926	-	-	18,259,926
Total Assets	$18,259,926	$-	$-	$18,259,926

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

Asia Pacific Dividend Builder Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$172,250	$-	$-	$172,250
Consumer, Cyclical	1,175,275	-	-	1,175,275
Consumer, Non-cyclical	528,498	-	-	528,498
Energy	174,944	-	-	174,944
Financial	2,455,263	-	-	2,455,263
Industrial	1,254,710	-	-	1,254,710
Technology	701,929	-	-	701,929
Total Investments, at Value	6,462,869	-	-	6,462,869
Total Assets	$6,462,869	$-	$-	$6,462,869

China & Hong Kong Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$6,468,856	$-	$-	$6,468,856
Consumer, Cyclical	14,503,772	-	-	14,503,772
Consumer, Non-cyclical	9,448,324	-	-	9,448,324
Energy	2,578,196	-	-	2,578,196
Financial	18,013,218	-	-	18,013,218
Industrial	12,909,314	-	-	12,909,314
Technology	7,542,443	-	-	7,542,443
Total Investments, at Value	71,464,123	-	-	71,464,123
Total Assets	$71,464,123	$-	$-	$71,464,123

Dividend Builder Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$675,051	$-	$-	$675,051
Consumer, Cyclical	845,353	-	-	845,353
Consumer, Non-cyclical	3,655,628	-	-	3,655,628
Energy	240,561	-	-	240,561
Financial	1,292,995	-	-	1,292,995
Industrial	1,554,931	-	-	1,554,931
Technology	485,798	-	-	485,798
Total Investments, at Value	8,750,317	-	-	8,750,317
Total Assets	$8,750,317	$-	$-	$8,750,317

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

Global Energy Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$120,600	$-	$-	$120,600
Energy	35,518,674	-	-	35,518,674
Industrial	215,587	-	-	215,587
Total Investments, at Value	35,854,861	-	-	35,854,861
Total Assets	$35,854,861	$-	$-	$35,854,861

Global Innovators Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$25,703,195	$-	$-	$25,703,195
Consumer, Cyclical	13,752,456	-	-	13,752,456
Consumer, Non-cyclical	28,084,441	-	-	28,084,441
Energy	6,342,579	-	-	6,342,579
Financial	13,597,244	-	-	13,597,244
Industrial	52,731,529	-	-	52,731,529
Technology	64,770,518	-	-	64,770,518
Total Investments, at Value	204,981,962	-	-	204,981,962
Total Assets	$204,981,962	$-	$-	$204,981,962

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3**	Total
Investments, at value
Corporate Bonds:
Diversified	$-	$148,974	$-	$148,974
Energy	-	149,561	-	149,561
Financials	-	527,165	-	527,165
Government	-	508,224	-	508,224
Industrial	-	150,281	-	150,281
Technology	-	151,959	-	151,959
Total Investments, at Value	-	1,636,164	-	1,636,164
Total Assets	$-	$1,636,164	$-	$1,636,164

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	11/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	11/29/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/17